MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST  Two World Trade Center,
LETTER TO THE SHAREHOLDERS December 31, 1998          New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Morgan Stanley Dean Witter Tax-Free Daily Income Trust for the fiscal year ended December 31, 1998.

The defining event for the municipal money market in 1998 was the decision in late September by the Federal Reserve Board to begin easing monetary policy. The change in policy came in the face of international financial turmoil and took the form of three separate rate cuts. Aided by the Fed's move, tax-free money market yields trended lower. Healthy municipal government finances also contributed to the decline in short-term municipal yields as increased tax revenues and rising budget surpluses resulted in a diminished need for borrowing against cash flow. Improving municipal balance sheets had the added benefit of reducing credit quality concerns.

Within the municipal money market sector, securities with the longest maturities were the primary beneficiaries of the reduced cost of borrowing. The Bond Buyer One Year Note Index, the benchmark indicator for the long end of the tax-free money market, registered a net decline of 53 basis points (hundredths of a percent) by the end of the third quarter as investor demand outstripped the lighter supply of newly issued notes. The Fed's actions during the closing months of the year helped to bring the Index lower by an additional 20 basis points. Over the course of the full year, the Index declined by 73 basis points to 3.04 percent.

At the short end of the tax-free money market, yields for variable rate demand obligations (VRDOs) with daily and weekly rate changes were only about 25 basis points lower, on average, during the second half of 1998 than they were during the second half of 1997. However, seasonal imbalances in supply and demand were the cause for pronounced swings in the yields for daily and weekly VRDOs. Yields for weekly VRDOs ranged from a low of 2.75 percent in early September to a high of 4.00 percent in both late September and late December.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS December 31, 1998, continued

PORTFOLIO MANAGEMENT AND PERFORMANCE

Morgan Stanley Dean Witter Tax-Free Daily Income Trust's net investment income (ratio to average net assets) was 2.75 percent for the fiscal year ended December 31, 1998. The Fund's thirty-day moving average yield was 2.53 percent as of December 31, 1998.

On December 31, the Fund's net assets totaled $498.1 million with 56 percent of the Fund's portfolio invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised approximately 32 percent and 12 percent of the portfolio, respectively. The Fund was broadly diversified geographically with holdings in 32 states and the District of Columbia.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions which provide enhancement and/or liquidity facilities. The Fund has had no exposure to Asian bank letters of credit or liquidity facilities for over two years.

The Fund's weighted average maturity reached a high for the year of 69 days in early July. The extension of maturity at mid-year followed a typical seasonal pattern resulting from the purchase of newly issued one-year tax and revenue anticipation notes (TRANs). These instruments come to market in large supply each year between mid-June and early July in conjunction with the start of the new fiscal year for most municipal governments. Investments in longer fixed-rate securities offset some of the yield volatility associated with daily and weekly VRDOs. With the absence of a fresh supply of longer-term paper, the Fund's weighted average maturity gradually shortened over the balance of the year. At the end of December, the Fund's average maturity was 47 days.


LOOKING FORWARD

Global economic conditions seem likely to keep inflationary pressures under control and have contributed to lower interest rates. The fixed income markets appear concerned about the risk of renewed inflation as countries seek to stimulate economic growth. However, the ability of the Fed to maintain stability by responding with an appropriate monetary policy is encouraging. With the unlikely prospects for a near-term rise in municipal money market interest rates, the weighted average maturity of the Fund's portfolio is expected to remain in its current range of approximately 30 to 60 days until newly issued one-year TRANs become available in larger supply.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS December 31, 1998, continued

We appreciate your support of Morgan Stanley Dean Witter Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,



/s/ Charles A. Fiumefreddo
--------------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998

 PRINCIPAL
 AMOUNT IN                                                                    CURRENT    DEMAND
 THOUSANDS                                                                     RATE+      DATE*        VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (56.0%)
            ALABAMA
   $5,000   Birmingham Medical Clinic Board, University of Alabama Health
             Services Foundation Ser 1991  ..................................   3.85%   01/08/99       $5,000,000
            ARIZONA
    5,000   Maricopa County, Arizona Public Service Co Palo Verde 1994 Ser C.   5.00    01/04/99        5,000,000
    3,900   Tempe, Excise Tax Ser 1998 ......................................   5.00    01/04/99        3,900,000
            CALIFORNIA
    8,000   California Public Capital Improvements Financing Authority,
             Pooled
             Ser 1988 C .....................................................   3.10    03/15/99        8,000,000
    6,000   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992 &
             1996 Ser A .....................................................   5.10    01/04/99        6,000,000
            CONNECTICUT
    2,500   Connecticut Health & Educational Facilities Authority, Yale
             University Ser T ...............................................   3.75    01/08/99        2,500,000
    6,000   Connecticut Special Assessment, Unemployment Compensation 1993
             Ser C (FGIC) ...................................................   3.60    07/01/99        6,000,000
            DISTRICT OF COLUMBIA
    4,800   District of Columbia, The American University Ser 1985 ..........   4.00    01/08/99        4,800,000
            FLORIDA
    9,800   Dade County, Water & Sewer Ser 1994 (FGIC) ......................   3.40    01/08/99        9,800,000
   17,400   Dade County Industrial Development Authority, Dolphins Stadium
             Ser 1985 A .....................................................   3.90    01/08/99       17,400,000
    2,000   Escambia County, Gulf Power Co Ser 1997 .........................   5.10    01/04/99        2,000,000
            GEORGIA
    9,500   Hapeville Development Authority, Hapeville Hotel Ltd Ser 1985 ...   5.05    01/04/99        9,500,000
            HAWAII
    5,000   Hawaii Department of Budget & Finance, Kaiser Permanente
             Semiannual Tender Ser 1984 B ...................................   3.80    03/01/99        5,000,000
            ILLINOIS
   10,000   Illinois Educational Facilities Authority, Northwestern
             University Ser 1988 ............................................   4.15    01/08/99       10,000,000
   10,000   Oak Forest, Homewood South Suburban Mayors & Managers Assn Ser
             1989 ...........................................................   4.10    01/08/99       10,000,000
            INDIANA
   10,200   Indiana Health Facilities Authority, Charity Obligated Group
             Daughters of Charity National Health System Ser 1997 E .........   3.90    01/08/99       10,200,000

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       4

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued

 PRINCIPAL
 AMOUNT IN                                                                    CURRENT    DEMAND
 THOUSANDS                                                                     RATE+      DATE*        VALUE
----------------------------------------------------------------------------------------------------------------
            KENTUCKY
   $8,700   Mason County, East Kentucky Power Co-op Inc Ser 1984 (NRU-CFC
             Gtd) ...........................................................   4.05%   01/08/99       $8,700,000
            LOUISIANA
    5,000   New Orleans Aviation Board, Ser 1993 B (MBIA) ...................   4.05    01/08/99        5,000,000
            MARYLAND
    5,000   Washington Suburban Sanitary District, 1998 Ser BANs ............   4.05    01/08/99        5,000,000
            MASSACHUSETTS
    5,000   Massachusetts, Refg 1998 Ser A ..................................   3.90    01/08/99        5,000,000
    5,000   Massachusetts Bay Transportation Authority, 1984 Ser A ..........   3.50    03/01/99        5,000,000
            Massachusetts Health & Educational Facilities Authority,
    5,500    Amherst College Ser F ..........................................   3.90    01/08/99        5,500,000
    9,330    Harvard University Ser 1985 I ..................................   3.95    01/08/99        9,330,000
            MINNESOTA
      300   Beltrami County, Environmental Northwood Panelboard Co Ser 1991 .   5.05    01/04/99          300,000
            MISSOURI
    7,400   Missouri Health & Educational Facilities Authority, Cox Health
             Systems
             Ser 1997 (MBIA) ................................................   5.00    01/04/99        7,400,000
            NEW HAMPSHIRE
    5,000   New Hampshire Higher Educational & Health Facilities Authority,
             St Paul's School Ser 1998 ......................................   4.00    01/08/99        5,000,000
            NEW JERSEY
    4,000   Gloucester County, Mobil Oil Refining Corp Ser 1993 A ...........   3.70    01/08/99        4,000,000
            NEW YORK
    7,000   Port Authority of New York & New Jersey, Ser 2 ..................   5.05    01/04/99        7,000,000
            NORTH CAROLINA
    3,400   Asheville, Ser 1993 A COPs ......................................   4.00    01/08/99        3,400,000
    5,000   North Carolina Medical Care Commission, Duke University Hospital
             Ser 1985 B .....................................................   3.95    01/08/99        5,000,000
            OHIO
    9,400   Columbus, Unlimited Tax Ser 1995-1 ..............................   3.85    01/08/99        9,400,000
   10,000   Cuyahoga County, Cleveland Clinic Health System Obligated Group
             Ser 1998A ......................................................   4.10    01/08/99       10,000,000
    1,000   Ohio Air Quality Development Authority, Mead Co 1986 Ser A ......   4.90    01/04/99        1,000,000
            OKLAHOMA
   11,465   Oklahoma Water Resources Board, State Loan Ser 1994A & Ser 1995 .   3.50    03/01/99       11,465,000
            OREGON
    5,000   Oregon, Veterans' Ser 73 E ......................................   4.00    01/08/99        5,000,000

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       5

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued

 PRINCIPAL
 AMOUNT IN                                                                    CURRENT    DEMAND
 THOUSANDS                                                                     RATE+      DATE*        VALUE
----------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA
   $2,100   Delaware County Industrial Development Authority, United Parcel
             Service of America Ser 1985 ....................................   4.90%   01/04/99       $2,100,000
    5,000   York General Authority, Pooled Ser 1996 .........................   4.10    01/08/99        5,000,000
            SOUTH CAROLINA
            York County,
    7,600    North Carolina Electric Membership Corp, Ser 1984 N-5 (NRU-CFC
             Gtd) ...........................................................   3.30    03/15/99        7,600,000
    8,410    Saluda River Electric Co-op Inc Ser 1984 E-1 & E-2 (NRU-CFC
             Gtd) ...........................................................   3.45    02/16/99        8,410,000
            TEXAS
    4,700   Lower Neches Valley Authority, Chevron USA Inc Ser 1987 .........   3.45    02/16/99        4,700,000
            UTAH
   10,000   Intermountain Power Agency, 1985 Ser F ..........................   3.45    03/15/99       10,000,000
            WASHINGTON
    8,500   Washington, Ser 1996 A ..........................................   3.90    01/08/99        8,500,000
            WEST VIRGINIA
    5,000   Pleasants County Commission, American Cyanamid Co Ser 1985 ......   4.30    01/08/99        5,000,000
                                                                                                  --------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (Amortized Cost $278,905,000) ...    278,905,000
                                                                                                  --------------

                                                                                                 YIELD TO
                                                                                                 MATURITY
                                                                            COUPON   MATURITY   ON DATE OF
                                                                             RATE      DATE      PURCHASE
                                                                           -------- ---------- ------------
          TAX-EXEMPT COMMERCIAL PAPER (31.6%)
          COLORADO
   7,800  Platte River Power Authority, Electric Sub Lien S-1 .............  3.10%   02/10/99      3.10%        7,800,000
          GEORGIA
  10,000  Georgia Municipal Gas Authority, Southern Portfolio I Ser D .....  3.00    02/04/99      3.00        10,000,000
          HAWAII
   6,200  Hawaii Department of Budget & Finance, Citizens Utilities Co Ser
           1985 ...........................................................  3.20    01/19/99      3.20         6,200,000
          LOUISIANA
   4,250  Louisiana, Ser 1991-A ...........................................  3.10    02/17/99      3.10         4,250,000
          Plaquemines Port Harbor & Terminal District,
  10,000   Electric-Coal Transfer Co Ser 1985 D  ..........................  3.00    02/17/99      3.00        10,000,000
   4,200   Electric-Coal Transfer Co Ser 1985 D  ..........................  2.90    02/18/99      2.90         4,200,000
          MARYLAND
          Baltimore County,
   5,000   Metro District Ser 1995 BANs ...................................  2.95    02/09/99      2.95         5,000,000
   5,000   Metro District Ser 1995 BANs ...................................  2.90    03/04/99      2.90         5,000,000
   5,000  Montgomery County, 1995 Ser BANs ................................  3.15    02/10/99      3.15         5,000,000

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued

                                                                                                   YIELD TO
 PRINCIPAL                                                                                         MATURITY
 AMOUNT IN                                                                    COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
----------- ---------------------------------------------------------------- -------- ---------- ------------ --------------
            NEW JERSEY
   $5,000   New Jersey, Ser Fiscal 1999 A TRANs .............................  3.00%   01/28/99      3.00%         $5,000,000
            NORTH CAROLINA
            North Carolina Eastern Municipal Power Agency,
    5,000    Ser 1988 B .....................................................  3.00    01/26/99      3.00           5,000,000
    7,200    Ser 1996 .......................................................  2.95    02/23/99      2.95           7,200,000
    7,900    Ser 1996 .......................................................  2.90    02/24/99      2.90           7,900,000
            OHIO
    5,500   Ohio Air Quality Development Authority, Cleveland Electric
             Illuminating Co 1988 Ser B (FGIC) ..............................  3.05    02/08/99      3.05           5,500,000
            OKLAHOMA
    5,000   Oklahoma City Industrial & Cultural Facilities Trust, SSM Health
             Care Ser 1998 B (MBIA) .........................................  2.90    03/09/99      2.90           5,000,000
            SOUTH CAROLINA
    5,000   South Carolina Public Service Authority, Santee Cooper Ser 1998 .  2.95    02/25/99      2.95           5,000,000
            TEXAS
    2,000   Dallas Area Rapid Transit, Sales Tax Ser B  .....................  3.10    02/11/99      3.10           2,000,000
            Houston,
    5,100    Water & Sewer 1994 Ser A .......................................  3.10    01/27/99      3.10           5,100,000
    7,000    Water & Sewer 1994 Ser A .......................................  2.90    03/04/99      2.90           7,000,000
    8,000    Water & Sewer 1994 Ser A .......................................  3.55    03/10/99      3.55           8,000,000
    5,000   Texas, Ser 1997B TRANs ..........................................  2.90    04/28/99      2.90           5,000,000
            WASHINGTON
            Seattle,
    5,000    Municipal Light & Power Ser 1990 ...............................  3.05    01/21/99      3.05           5,000,000
   11,300    Municipal Light & Power Ser 1991 B  ............................  2.95    03/11/99      2.95          11,300,000
    6,000    Municipal Light & Power Ser 1991 B .............................  3.00    04/07/99      3.00           6,000,000
            WISCONSIN
   10,090   Wisconsin, Transportation Notes 1997 Ser A ......................  3.10    02/09/99      3.10          10,090,000
                                                                                                              --------------
            TOTAL TAX-EXEMPT COMMERCIAL PAPER (Amortized Cost $157,540,000)  .................................    157,540,000
                                                                                                              --------------
            SHORT-TERM MUNICIPAL NOTES (12.5%)
            INDIANA
            Indianapolis Local Improvement Bond Bank,
    6,750    Ser 1998 D Notes, dtd 06/18/98 .................................  4.25    01/11/99      3.65           6,751,086
    3,450    Ser 1998 E Notes, dtd 12/17/98 .................................  3.50    07/12/99      2.95           3,459,792
            IOWA
   11,000   Iowa School Corporations, Warrant Certificates 1998-99 Ser A
             (FSA), dtd 06/25/98 ............................................  4.50    06/25/99      3.65          11,043,246

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       7

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued

                                                                                                   YIELD TO
 PRINCIPAL                                                                                         MATURITY
 AMOUNT IN                                                                    COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
----------- ---------------------------------------------------------------- -------- ---------- ------------ --------------
            KENTUCKY
   $5,000   Kentucky Asset/Liability Commission, 1998 Ser A TRANs,
             dtd 07/01/98 ...................................................  4.50%   06/25/99      3.57%         $5,021,522
            NEW MEXICO
            New Mexico,
   10,000    Ser 1998 TRANs, dtd 07/02/98 ...................................  4.25    06/30/99      3.60          10,030,942
    5,000    Ser 1998A TRANs, dtd 12/10/98 ..................................  3.75    06/30/99      2.98           5,018,713
            PENNSYLVANIA
    6,000   Temple University, Ser 1998 B, dtd 05/15/98 .....................  4.50    05/14/99      3.75           6,015,784
            TEXAS
    5,000   Harris County, Ser 1998 TANs, dtd 08/06/98 ......................  4.25    02/26/99      3.55           5,005,257
            WISCONSIN
   10,000   Wisconsin, Operating Notes of 1998, dtd 07/01/98 ................  4.50    06/15/99      3.55          10,041,463
                                                                                                              --------------
            TOTAL SHORT-TERM MUNICIPAL NOTES (Amortized Cost $62,387,805)  ...................................     62,387,805
                                                                                                              --------------
            TOTAL INVESTMENTS (Amortized Cost $498,832,805) (a)  ................................   100.1 %       498,832,805
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS  .....................................    (0.1)           (760,677)
                                                                                                 ------------ --------------
            NET ASSETS  .........................................................................   100.0 %      $498,072,128
                                                                                                 ============ ==============

------------
BANs       Bond Anticipation Notes.
COPs       Certificates of Participation.
NRU-CFC    National Rural Utilities -Cooperative Finance Corporation.
TANs       Tax Anticipation Notes.
TRANs      Tax and Revenue Anticipation Notes.
+          Rate shown is the rate in effect at December 31, 1998.
* Date on which the principal amount can be recovered through demand.
(a)        Cost is the same for federal income tax purposes.

Bond Insurance:
FGIC       Financial Guaranty Insurance Company.
FSA        Financial Security Assurance Inc.
MBIA       Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

 ASSETS:
Investments in securities, at value
 (amortized cost $498,832,805)............    $498,832,805
Cash......................................         767,181
Receivable for:
 Interest.................................       3,333,344
 Shares of beneficial interest sold ......           5,603
Prepaid expenses and other assets ........          65,333
                                           --------------
  TOTAL ASSETS ...........................     503,004,266
                                           --------------
LIABILITIES:
Payable for:
 Shares of beneficial interest
  repurchased.............................       4,549,952
 Investment management fee ...............         226,539
 Plan of distribution fee.................          45,809
Accrued expenses .........................         109,838
                                           --------------
 TOTAL LIABILITIES .......................       4,932,138
                                           --------------
 NET ASSETS...............................    $498,072,128
                                           ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................    $498,071,908
Accumulated undistributed net investment
 income...................................             575
Accumulated net realized loss.............            (355)
                                           --------------
 NET ASSETS...............................    $498,072,128
                                           ==============
NET ASSET VALUE PER SHARE,
 498,071,908 shares outstanding
 (unlimited shares authorized of $.01 par
 value)...................................    $       1.00
                                           ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

 NET INVESTMENT INCOME:
INTEREST INCOME .................  $18,523,307
                                  -------------
EXPENSES
Investment management fee........    2,647,549
Plan of distribution fee.........      516,046
Transfer agent fees and
 expenses........................      428,002
Registration fees ...............       76,315
Shareholder reports and notices         58,179
Professional fees ...............       44,255
Custodian fees...................       26,348
Trustees' fees and expenses .....       18,919
Other............................       13,347
                                  -------------
  TOTAL EXPENSES ................    3,828,960
Less: expense offset ............      (26,245)
                                  -------------
  NET EXPENSES...................    3,802,715
                                  -------------
  NET INVESTMENT INCOME..........   14,720,592
  NET REALIZED GAIN .............        2,153
                                  -------------
NET INCREASE.....................  $14,722,745
                                  =============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR      FOR THE YEAR
                                                              ENDED              ENDED
                                                        DECEMBER 31, 1998  DECEMBER 31, 1997
------------------------------------------------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................    $ 14,720,592      $ 16,002,243
Net realized gain......................................           2,153           --
                                                        ----------------- -----------------
  NET INCREASE ........................................      14,722,745        16,002,243
Dividends to shareholders from net investment income  .     (14,720,472)      (16,002,394)
Net decrease from transactions in shares of beneficial
 interest..............................................     (19,368,358)       (4,440,989)
                                                        ----------------- -----------------
  NET DECREASE.........................................     (19,366,085)       (4,441,140)
NET ASSETS:
Beginning of period....................................     517,438,213       521,879,353
                                                        ----------------- -----------------
  END OF PERIOD
  (Including undistributed net investment income of
  $575 and $455, respectively).........................    $498,072,128      $517,438,213
                                                        ================= =================

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund"), formerly Dean Witter Tax-Free Daily Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued

exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended December 31, 1998, the distribution fee was accrued at the annual rate of 0.10%.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 1998 aggregated $1,104,511,283 and $1,123,641,322, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $25,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,981. At December 31, 1998, the Fund had an accrued pension liability of $51,037 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                         FOR THE YEAR       FOR THE YEAR
                                                            ENDED               ENDED
                                                      DECEMBER 31, 1998   DECEMBER 31, 1997
                                                     ------------------- ------------------
Shares sold ........................................     1,102,902,492      1,145,733,981
Shares issued in reinvestment of dividends .........        14,720,472         16,002,394
                                                         -------------      -------------
                                                         1,117,622,964      1,161,736,375
Shares repurchased .................................    (1,136,991,322)    (1,166,177,364)
                                                        --------------     --------------
Net decrease in shares outstanding .................       (19,368,358)        (4,440,989)
                                                        ==============     ==============

6. FEDERAL INCOME TAX STATUS

During the year ended December 31, 1998, the Trust utilized approximately $2,100 of its capital loss carryover. At December 31, 1998 the Fund had a net capital loss carryover of approximately $400, which will be available through December 31, 2002 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------------
                                                            1998               1997            1996         1995         1994
                                                      ----------------   ----------------   ----------   ----------   ----------
SELECTED PER SHARE DATA :
Net asset value, beginning of period ..............      $   1.00           $   1.00         $  1.00      $  1.00      $  1.00
                                                         --------           --------         -------      -------      -------
Net investment income .............................         0.028              0.029           0.028        0.032        0.022
Less dividends from net investment income .........        (0.028)            (0.029)          (0.028)      (0.032)      (0.022)
                                                         ---------          ---------        --------     --------     --------
Net asset value, end of period ....................      $   1.00           $   1.00         $  1.00      $  1.00      $  1.00
                                                         =========          =========        ========     ========     ========
TOTAL RETURN ......................................          2.80%              2.98%           2.83%        3.22%        2.25%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          0.72%(1)           0.72%(1)        0.71%        0.72%        0.71%
Net investment income .............................          2.75%              2.93%           2.76%        3.16%        2.22%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ............      $    498           $    517         $    522     $    522     $    544

-------------
(1)   Does not reflect the effect of expense offset of 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund"), formerly Dean Witter Tax-Free Daily Income Trust, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 5, 1999

                      1998 FEDERAL TAX NOTICE (unaudited)

      For the year ended December 31, 1998, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

MORGAN STANLEY
DEAN WITTER
TAX-FREE DAILY
INCOME TRUST

BOARD OF DIRECTORS
--------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
--------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
--------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
--------------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
--------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


ANNUAL REPORT
DECEMBER 31, 1998